Revenue (Remaining Performance Obligations) (Narrative) (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Revenue Remaining Performance Obligation Expected Timing Of Satisfaction [Line Items]
Revenue, Remaining Performance Obligation, Amount	$ 495	$ 488
Revenue, Remaining Performance Obligation, Expected Timing Of Satisfaction (Year)	2044
New Mexico Gas Company [Member]
Revenue Remaining Performance Obligation Expected Timing Of Satisfaction [Line Items]
Revenue, Remaining Performance Obligation, Amount	$ 3
SeaCoast Gas Transmission, LLC | PGS
Revenue Remaining Performance Obligation Expected Timing Of Satisfaction [Line Items]
Revenue, Remaining Performance Obligation, Amount	$ 135
Revenue, Remaining Performance Obligation, Expected Timing Of Satisfaction (Year)	2040